Domestic Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Communication Services (8.1%)
Comcast Corp. - Class A	808,411	23,711
Verizon Communications, Inc.	674,100	25,595
The Walt Disney Co. *	300,636	28,359
Total		77,665

Consumer Discretionary (9.4%)
Dollar General Corp.	132,940	31,887
Dollar Tree, Inc. *	210,300	28,622
The TJX Cos., Inc.	476,100	29,575
Total		90,084

Consumer Staples (6.6%)
Archer-Daniels-Midland Co.	388,900	31,287
Conagra Brands, Inc.	968,233	31,593
Total		62,880

Energy (3.5%)
ConocoPhillips	330,700	33,844
Total		33,844

Financials (14.5%)
American International Group, Inc.	599,500	28,464
Discover Financial Services	293,013	26,641
MetLife, Inc.	488,532	29,693
Truist Financial Corp.	635,400	27,665
U.S. Bancorp	643,300	25,938
Total		138,401

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Health Care (18.6%)
Baxter International, Inc.	501,400	27,006
Cigna Corp.	110,003	30,523
CVS Health Corp.	335,400	31,987
Hologic, Inc. *	443,788	28,633
Johnson & Johnson	180,700	29,519
Merck & Co., Inc.	350,700	30,202
Total		177,870

Industrials (12.3%)
Dover Corp.	244,842	28,544
Honeywell International, Inc.	172,660	28,829
Northrop Grumman Corp.	68,200	32,076
Raytheon Technologies Corp.	342,979	28,076
Total		117,525

Information Technology (17.0%)
Broadcom, Inc.	58,800	26,108
Cisco Systems, Inc.	681,800	27,272
Cognizant Technology Solutions Corp. - Class A	432,918	24,867
Fidelity National Information Services, Inc.	340,127	25,703
Motorola Solutions, Inc.	134,900	30,214
Oracle Corp.	455,600	27,823
Total		161,987

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Materials (2.8%)
DuPont de Nemours, Inc.	534,484	26,938
Total		26,938

Real Estate (2.9%)
Equity Residential	412,295	27,715
Total		27,715

Utilities (2.9%)
Edison International	485,700	27,481
Total		27,481

Total Common Stocks (Cost: $845,201)		942,390

Short-Term Investments (1.2%)
Money Market Funds (1.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940% #	11,248,348	11,248
Total		11,248

Total Short-Term Investments (Cost: $11,248)		11,248

Total Investments (99.8%) (Cost: $856,449)@		953,638

Other Assets, Less Liabilities (0.2%)		1,478

Net Assets (100.0%)		955,116

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $856,449 and the net unrealized appreciation of investments based on that cost was $97,189 which is comprised of $183,198 aggregate gross unrealized appreciation and $86,009 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Domestic Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$942,390	$—	$—
Short-Term Investments	11,248	—	—

Total Assets:	$953,638	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand